Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0920
1.9885500.102

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 3.9%
AGL Energy Ltd.	460,040	$5,462,588
BHP Billiton Ltd.	1,119,070	29,463,830
BlueScope Steel Ltd.	369,084	2,950,714
Fortescue Metals Group Ltd.	1,243,488	15,467,218
Rio Tinto Ltd.	272,584	19,864,259
South32 Ltd.	3,558,620	5,237,460

TOTAL AUSTRALIA		78,446,069

Austria - 0.5%
ams AG (a)	201,466	3,339,593
Andritz AG	52,693	1,767,746
OMV AG	105,739	3,328,116
Raiffeisen International Bank-Holding AG (a)	99,032	1,697,327

TOTAL AUSTRIA		10,132,782

Bailiwick of Jersey - 1.2%
Glencore Xstrata PLC	7,855,232	17,977,139
WPP PLC	894,609	6,634,685

TOTAL BAILIWICK OF JERSEY		24,611,824

Belgium - 2.4%
Ageas	90,869	3,409,197
Anheuser-Busch InBev SA NV	621,675	33,758,921
Solvay SA Class A	53,644	4,174,328
UCB SA	51,345	6,583,449

TOTAL BELGIUM		47,925,895

Bermuda - 0.8%
Hongkong Land Holdings Ltd.	856,891	3,264,068
Jardine Matheson Holdings Ltd.	227,233	9,293,215
Jardine Strategic Holdings Ltd.	130,174	2,622,378

TOTAL BERMUDA		15,179,661

Cayman Islands - 1.2%
Cheung Kong Property Holdings Ltd.	1,871,500	10,395,478
CK Hutchison Holdings Ltd.	1,982,000	12,927,254

TOTAL CAYMAN ISLANDS		23,322,732

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	7,002	9,014,601
Danske Bank A/S (a)	500,152	8,038,256
Pandora A/S	73,430	4,647,380

TOTAL DENMARK		21,700,237

Finland - 1.4%
Fortum Corp.	319,641	6,483,694
Nokia Corp.	4,135,221	19,849,565
TietoEVRY Oyj	61,740	1,810,893

TOTAL FINLAND		28,144,152

France - 12.9%
Atos Origin SA (a)	70,560	6,017,609
BNP Paribas SA (a)	840,706	33,784,413
Bouygues SA	186,911	6,605,154
Capgemini SA	116,962	15,086,405
Carrefour SA	420,871	6,692,827
Compagnie de St. Gobain (a)	401,165	14,729,456
Credit Agricole SA (a)	932,021	8,971,405
Danone SA	227,453	15,224,172
Eiffage SA (a)	59,973	5,227,744
ENGIE (a)	1,359,056	18,074,161
Faurecia SA (a)	54,674	2,118,223
Michelin CGDE Series B	132,223	13,759,139
Natixis SA (a)	670,846	1,623,908
Orange SA	884,037	10,361,686
Peugeot Citroen SA	418,582	6,725,457
Publicis Groupe SA	164,148	5,248,805
Rexel SA	181,748	2,137,903
Sanofi SA	560,990	58,902,292
Societe Generale Series A	585,142	9,008,445
Total SA	403,563	15,272,313
Valeo SA	176,418	4,527,306

TOTAL FRANCE		260,098,823

Germany - 11.4%
alstria office REIT-AG (a)	115,839	1,731,583
Bayer AG	687,038	45,642,317
Bayerische Motoren Werke AG (BMW)	266,070	17,143,918
Continental AG	79,307	7,660,960
Daimler AG (Germany)	652,033	28,725,529
Deutsche Lufthansa AG (a)(b)	173,902	1,525,722
Deutsche Post AG	465,535	18,896,153
Deutsche Telekom AG	2,377,514	39,691,999
Fresenius Medical Care AG & Co. KGaA	155,619	13,710,359
Fresenius SE & Co. KGaA	300,722	14,973,534
HeidelbergCement AG	107,816	5,983,291
Infineon Technologies AG	323,329	8,243,397
KION Group AG	47,692	3,662,857
Merck KGaA	94,902	12,078,889
ProSiebenSat.1 Media AG	171,092	1,758,619
Rheinmetall AG	31,985	3,023,181
Uniper SE	134,362	4,646,858

TOTAL GERMANY		229,099,166

Hong Kong - 1.6%
BOC Hong Kong (Holdings) Ltd.	2,639,500	7,356,257
Fosun International Ltd.	1,811,000	2,063,292
Henderson Land Development Co. Ltd.	1,208,930	4,524,462
Sino Land Ltd.	2,276,000	2,757,524
Sun Hung Kai Properties Ltd.	1,085,000	13,195,555
Swire Pacific Ltd. (A Shares)	477,000	2,348,824

TOTAL HONG KONG		32,245,914

Italy - 2.3%
Atlantia SpA (a)	345,336	5,532,679
Eni SpA	1,868,010	16,639,878
Italgas SpA	356,490	2,284,405
Leonardo SpA	297,175	1,893,810
Telecom Italia SpA	12,332,250	5,001,411
UniCredit SpA	1,551,441	14,110,281

TOTAL ITALY		45,462,464

Japan - 28.0%
Agc, Inc.	153,300	4,309,401
Aisin Seiki Co. Ltd.	134,200	3,828,671
Alfresa Holdings Corp.	155,300	3,171,873
Alps Electric Co. Ltd.	161,000	2,029,580
Bridgestone Corp.	455,900	13,428,785
Brother Industries Ltd.	192,500	2,971,470
Canon, Inc.	793,300	12,766,202
Central Japan Railway Co.	151,300	18,354,125
Chubu Electric Power Co., Inc.	528,800	6,288,006
Dai Nippon Printing Co. Ltd.	221,400	4,810,095
Electric Power Development Co. Ltd.	127,700	1,731,137
Fujifilm Holdings Corp.	302,300	13,519,631
Fukuoka Financial Group, Inc.	140,300	2,040,463
Haseko Corp.	196,600	2,322,830
Hitachi Ltd.	710,300	21,276,360
Honda Motor Co. Ltd.	1,330,100	32,427,663
Iida Group Holdings Co. Ltd.	131,900	2,028,560
INPEX Corp.	794,600	4,535,588
Isuzu Motors Ltd.	454,800	3,709,578
Itochu Corp.	1,163,800	25,517,855
Japan Tobacco, Inc.	822,400	14,056,837
JGC Corp.	190,300	1,925,467
JX Holdings, Inc.	1,891,900	6,634,155
Kajima Corp.	368,800	4,051,285
Kansai Electric Power Co., Inc.	606,600	5,770,120
Koito Manufacturing Co. Ltd.	94,500	3,682,514
Kyocera Corp.	151,800	8,453,789
Marubeni Corp.	1,276,200	5,875,522
Medipal Holdings Corp.	163,400	3,000,799
Mitsubishi Chemical Holdings Corp.	1,039,700	5,586,126
Mitsubishi Corp.	1,091,000	21,983,426
Mitsubishi Heavy Industries Ltd.	247,700	5,762,394
Mitsubishi UFJ Financial Group, Inc.	9,323,400	34,937,762
Mitsui & Co. Ltd.	1,260,600	18,846,097
NEC Corp.	105,900	5,933,108
Nikon Corp.	277,800	1,942,218
Nippon Telegraph & Telephone Corp.	793,400	18,415,973
Obayashi Corp.	529,800	4,730,263
Oji Holdings Corp.	744,900	3,126,065
ORIX Corp.	972,700	10,519,866
Otsuka Holdings Co. Ltd.	367,500	15,241,526
Panasonic Corp.	1,391,800	12,054,901
Resona Holdings, Inc.	1,621,300	5,315,064
Ricoh Co. Ltd.	547,000	3,522,550
Seiko Epson Corp.	234,800	2,490,998
Sekisui House Ltd.	472,600	8,631,455
Seven & i Holdings Co. Ltd.	582,100	17,590,789
SHIMIZU Corp.	532,700	3,818,725
Shionogi & Co. Ltd.	210,500	12,522,850
Showa Denko K.K.	109,900	2,278,464
Sojitz Corp.	827,100	1,734,984
Sony Corp.	314,700	24,450,630
Subaru Corp.	468,800	8,854,410
Sumitomo Corp.	918,600	10,205,391
Sumitomo Electric Industries Ltd.	583,000	6,513,639
Sumitomo Heavy Industries Ltd.	90,200	1,757,553
Sumitomo Mitsui Financial Group, Inc.	1,008,300	26,867,609
Suzuken Co. Ltd.	59,900	2,119,177
Taiheiyo Cement Corp.	93,400	2,027,052
Taisei Corp.	164,900	5,664,295
Taisho Pharmaceutical Holdings Co. Ltd.	40,000	2,255,916
Tohoku Electric Power Co., Inc.	369,300	3,478,268
Tokyo Electric Power Co., Inc. (a)	590,000	1,573,669
Toppan Printing Co. Ltd.	256,800	3,849,796
Tosoh Corp.	238,700	3,203,865
Toyota Tsusho Corp.	174,200	4,418,307
Yamaha Motor Co. Ltd.	231,400	3,374,291

TOTAL JAPAN		562,117,833

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands) (a)	523,427	5,758,772
Aroundtown SA	879,979	5,294,806
SES SA (France) (depositary receipt)	281,574	1,988,754

TOTAL LUXEMBOURG		13,042,332

Netherlands - 4.2%
ABN AMRO Group NV GDR (c)	303,707	2,512,848
AEGON NV	1,031,020	3,021,289
ASR Nederland NV	103,536	3,333,173
EXOR NV	70,787	3,973,226
Fiat Chrysler Automobiles NV (Italy)	807,914	8,203,501
Heineken Holding NV	74,025	6,395,955
ING Groep NV (Certificaten Van Aandelen)	2,861,171	19,950,611
Koninklijke Ahold Delhaize NV	808,263	23,278,666
NN Group NV	199,897	7,299,529
Philips Lighting NV (a)(c)	80,107	2,392,078
Randstad NV	91,357	4,375,584

TOTAL NETHERLANDS		84,736,460

Singapore - 1.7%
Oversea-Chinese Banking Corp. Ltd.	2,877,698	18,025,219
United Overseas Bank Ltd.	1,024,600	14,425,867
Venture Corp. Ltd.	196,500	2,566,178

TOTAL SINGAPORE		35,017,264

Spain - 3.3%
ACS Actividades de Construccion y Servicios SA	201,021	4,662,984
Banco Bilbao Vizcaya Argentaria SA	4,896,236	15,245,507
Banco Santander SA (Spain)	12,202,700	26,168,347
Gas Natural SDG SA	245,698	4,555,470
International Consolidated Airlines Group SA CDI (b)	731,376	1,576,354
Telefonica SA	3,355,077	14,051,111

TOTAL SPAIN		66,259,773

Sweden - 1.0%
Volvo AB (B Shares)	1,204,694	20,704,113
Switzerland - 5.0%
Adecco SA (Reg.)	119,944	5,661,782
Credit Suisse Group AG	1,783,038	19,014,811
LafargeHolcim Ltd. (Reg.)	357,299	16,803,269
Nestle SA (Reg. S)	75,448	8,972,409
Novartis AG	615,680	50,711,889

TOTAL SWITZERLAND		101,164,160

United Kingdom - 14.7%
Anglo American PLC (United Kingdom)	1,000,939	24,503,906
Aviva PLC	2,890,570	9,940,828
Barclays PLC	11,967,170	15,515,416
Barratt Developments PLC	747,465	4,995,872
Bellway PLC	90,091	3,002,475
BHP Billiton PLC	1,400,710	30,288,151
British American Tobacco PLC (United Kingdom)	1,371,655	45,330,901
BT Group PLC	6,441,254	8,311,873
Carnival PLC	136,692	1,478,407
Centrica PLC	4,280,679	2,699,045
Dialog Semiconductor PLC (a)	46,311	2,116,619
GlaxoSmithKline PLC	173,771	3,461,573
Imperial Brands PLC	697,143	11,644,268
Inchcape PLC	288,782	1,622,443
ITV PLC	2,660,275	1,973,768
J Sainsbury PLC	1,266,543	3,102,769
Kingfisher PLC	1,565,005	4,955,543
Lloyds Banking Group PLC	18,495,013	6,301,451
M&G PLC	1,898,789	3,991,737
Marks & Spencer Group PLC	1,431,910	1,780,277
Meggitt PLC	569,608	2,004,218
Royal Bank of Scotland Group PLC	3,373,861	4,681,367
Royal Dutch Shell PLC Class B (United Kingdom)	3,771,329	52,936,114
Standard Chartered PLC (United Kingdom)	1,946,774	9,831,446
Taylor Wimpey PLC	2,676,092	4,145,806
Vodafone Group PLC	19,675,619	29,569,503
WM Morrison Supermarkets PLC	1,757,192	4,297,857

TOTAL UNITED KINGDOM		294,483,633

TOTAL COMMON STOCKS
(Cost $2,202,840,928)		1,993,895,287
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $329,882)(d)	330,000	329,918
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.14% (e)	55,163,515	55,180,064
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	3,178,923	3,179,241
TOTAL MONEY MARKET FUNDS
(Cost $58,358,326)		58,359,305
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,261,529,136)		2,052,584,510
NET OTHER ASSETS (LIABILITIES) - (2.1)%(g)		(42,752,888)
NET ASSETS - 100%		$2,009,831,622

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	175	Sept. 2020	$15,869,000	$141,469	$141,469

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,904,926 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,918.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,169,399 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,743
Fidelity Securities Lending Cash Central Fund	96,690
Total	$233,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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